Document And Entity Information	6 Months Ended
May 31, 2021
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	6-K
Current Fiscal Year End Date	--11-30
Amendment Flag	false
Entity Central Index Key	0001474835
Document Period End Date	May 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2